Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
ARS Core Equity Portfolio ETF
ARS Focused Opportunities Strategy ETF
(each, a “Fund” and together, the “Funds”)

Supplement dated November 12, 2025
to the Prospectus and Statement of Additional Information (“SAI”)
each dated June 1, 2025, as previously supplemented

Order Information Table
The following information replaces the section of the SAI entitled “Order Information Table” with respect to the Funds:

Fund	Ticker	Standard Order Cut-Off Time	Custom Order Cut-Off Time	Standard Transaction Fee	Standard Fund Deposit
ARS Core Equity Portfolio ETF	ACEP	4:00 p.m. ET	4:00 p.m. ET	$500	In-Kind
ARS Focused Opportunities Strategy ETF	AFOS	4:00 p.m. ET	4:00 p.m. ET	$500	In-Kind

Address Change
The address of the Trust and the Funds’ investment adviser, Empowered Funds, LLC d/b/a EA Advisers (“EA Advisers”), is 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073. All references to the former address (19 E. Eagle Road, Havertown, Pennsylvania 19083) in the Funds’ Prospectus and SAI are hereby replaced with the new address as listed above.

Please retain this Supplement for future reference.